Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of making decisions regarding the allocation of resources and to assess performance

The criteria applied to identify the operating segments are consistent with the information reviewed by the Chief Executive Officer (the Group’s “Chief Operating Decision Maker”) in making decisions regarding the allocation of resources and to assess performance.

	As at and for the year ended December 31, 2021
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated

External Customers	694,038	149,882	843,920	—	843,920
Inter-Segment	1,134	68,979	70,113	(70,113)	—
Total Revenues	695,172	218,861	914,033	(70,113)	843,920
Cost of Sales	465,304	176,604	641,908	(63,393)	578,515
Gross Profit	229,868	42,257	272,125	(6,720)	265,405

Other operating income	9,386	—	9,386	—	9,386
Selling and Marketing expenses	7,736	3,196	10,932	9,516	20,448
Research and Development expenses	23,467	4,263	27,730	1,886	29,616
General and Administrative expenses	58,996	11,898	70,894	(8,392)	62,502
Operating Profit	149,055	22,900	171,955	(9,730)	162,225

Total assets	885,733	253,767	1,139,500	279,342	1,418,842
Total liabilities	335,919	163,661	499,580	77,603	577,183

	As at and for the year ended December 31, 2020
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated

External Customers	564,931	97,106	662,037	—	662,037
Inter-Segment	1,096	56,327	57,423	(57,423)	—
Total Revenues	566,027	153,433	719,460	(57,423)	662,037
Cost of Sales	398,411	121,332	519,743	(51,882)	467,861
Gross Profit	167,616	32,101	199,717	(5,541)	194,176

Other operating income	5,193	31	5,224	7	5,230
Selling and Marketing expenses	9,762	2,842	12,604	7,440	20,044
Research and Development expenses	12,080	3,056	15,136	2,254	17,390
General and Administrative expenses	48,324	9,641	57,965	899	58,863
Operating Profit	102,643	16,593	119,236	(16,127)	103,109

Total assets	776,832	188,751	965,583	2,396	967,979
Total liabilities	330,624	109,325	439,949	217,890	657,839

	For the year ended December 31, 2019
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated

External Customers	455,041	81,498	536,539	—	536,539
Inter-Segment	881	45,625	46,506	(46,506)	—
Total Revenues	455,922	127,123	583,045	(46,506)	536,539
Cost of Sales	333,539	104,291	437,830	(39,312)	398,518
Gross Profit	122,383	22,832	145,215	(7,194)	138,021

Other operating income	8,737	0	8,737	0	8,737
Selling and Marketing expenses	13,776	3,113	16,889	9,255	26,144
Research and Development expenses	5,442	1,549	6,991	835	7,826
General and Administrative expenses	43,167	8,157	51,324	(756)	50,568
Operating Profit	68,735	10,013	78,748	(16,528)	62,220

Reconciliation from Segments Operating Profit to Consolidated Profit before Tax Explanatory

The reconciliation from total segments Operating Profit to consolidated Profit Before Tax is as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Segments Operating Profit	171,955	119,236	78,748
Finance income	21,709	14,926	8,006
Finance expense	18,808	21,848	15,250
Share of profit of an associate	547	92	(262)
Inter-segment elimination	(9,730)	(16,127)	(16,528)
Profit Before Tax	165,673	96,279	54,714